SOFTWARE - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
Software
Schedule of software

	December 31,
	2011	2010
	(In Thousands)
Software	$83,501	$80,144
Less: Accumulated amortization	(61,966)	(55,967)

	$21,535	$24,177